Provisions for employees' benefits (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recognized in profit or loss
Interest expense, net	$ 485,842	$ 373,522	$ 259,266
Current service cost	77,373	52,164	53,771
Past service cost	50,489	0	164,271
Remedies	503	13,889	0
Benefits plan costs recognized in profit or loss	614,207	439,575	477,308
Recognized in other comprehensive income
Recognized in other comprehensive income	29,249	(2,310,512)	(1,770,139)
Deferred tax	(33,539)	762,469	616,697
Other comprehensive income, net of taxes	(4,290)	(1,548,043)	(1,153,442)
Change in the effect of the asset ceiling
Recognized in other comprehensive income
Recognized in other comprehensive income	0	0	379,884
Education and severance [member]
Recognized in other comprehensive income
Recognized in other comprehensive income	45,509	(203,779)	175,259
Pension and pension bonds [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	1,003	(1,312,195)	(1,533,256)
Termination benefits - Voluntary retirement plan [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	93	(3)	67
Healthcare [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	$ (17,356)	$ (794,535)	$ (792,093)